FAIR VALUE MEASUREMENTS - Changes in fair value of level 3 embedded derivative liabilities and equity facility derivative asset (Details) - Level 3 - USD ($)	3 Months Ended
	Mar. 31, 2025	Jan. 15, 2025
Embedded derivative liabilities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ (309,181)
Initial fair value as of January 15, 2025		$ (263,012)
Change in valuation inputs or other assumptions	$ (190,977)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change In Fair Value Of Derivative Liability
Ending balance	$ (381,216)
Equity facility derivative asset
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	16,999
Change in valuation inputs or other assumptions	$ (15,403)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in Fair Value of Derivative Asset
Ending balance	$ 1,596